Nature of business and organization (Details Narrative)	Aug. 01, 2023	Jul. 14, 2023	Jul. 06, 2023
Infobird Cayman [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition percentage		100.00%
Infobird HK [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition percentage	100.00%		100.00%